Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 11 - income taxes:

a.	Tax rates:

The Israeli corporate tax rates applicable to ACSI and ASM:

2016 – 25%

2017 – 24%

2018 and thereafter – 23%

b.	“Approved Enterprise” status:

ACSI was granted an ‘approved enterprise’ status for the 10 years ended December 31, 2014, under the Israeli Law for the Encouragement of Capital Investments, 1959 (the “Encouragement Law”). The tax benefit is a reduced corporate income tax rate on non-distributed income generated in approved areas (“Approved Income”). Distributed Approved Income is subject to 25% corporate income tax at the company level and 15% withholding income tax at the shareholder level.

As of December 31, 2011, upon a tax assessment by the Israel Tax Authority, all of the accumulated Approved Income was distributed as dividends to the Controlling Shareholders and the applicable income tax was applied. As ACSI distributes its Approved Income to its Controlling Shareholders, a deferred tax liability was recorded on the non-distributed Approved Income as generated, on the difference of the reduced corporate income tax rate applied and the regular corporate tax rates, as well as related deferred income tax expenses.

On May 30, 2016, ACSI and the Israel Tax Authority signed a tax assessment agreement for the three years ended December 31, 2014 according to which all of the accumulated Approved Income was distributed as dividends to the Controlling Shareholders and the applicable income tax were applied. As part of that tax assessment ACSI was also required to pay $1.1 million in excess accrued tax provision for that period; such additional tax was recorded as part of the 2016 income tax.

ACSI has final tax assessments for the years up to 2015 inclusive.

c.	“Preferred Enterprise” status:

Commencing January 1, 2015, ACSI has elected the “Preferred Enterprise” program under the amendment of the Encouragement Law, whereby ACSI is subject to corporate income tax rate on non-Preferred Income and 16% reduced income tax rate on its Preferred Income generated in all areas other than Development Area A. As part of the tax assessment for the three years ended December 31, 2014 as mentioned above, it was agreed that ACSI will be subject to a 14.6% (based on blended tax rates) for the tax years 2015 and 2016 and a reduced tax rate, not yet determined (but up to 16%) in the tax year 2017 and thereafter.

d.	Net operating losses carryforwards:

As of December 31, 2018, ASCI has incurred operating and capital accumulated losses for tax purposes in the amount of NIS 114.4 million (approximately $30.5 million based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018) and NIS 349 thousand (approximately $93 thousand based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018), respectively and ASM has incurred operating accumulated losses for tax purposes in the amount NIS 329 thousand (approximately $88 thousand based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018). Those losses may be carried forward and offset against taxable income for an indefinite period.

e.	Income tax expense:

	Year Ended December 31,
	2018	2017	2016
	(U.S. dollars in thousands)

Current	$-	$-	$32
Previous year	-	-	1,054

Income tax expense	$-	$-	$1,086

f.	Deferred income taxes:

In assessing the realization of deferred tax assets, the Group considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized. As described in Note 1.f. regarding the substantial doubt about the Group’s ability to continue as a going concern, the Group applied a full valuation allowance for its deferred tax assets.

Composition:

	December 31,
	2018	2017
	(U.S. dollars in thousands)

Net and comprehensive loss	$4,927	$3,271
Temporary differences of expense in connection with employee benefits	34	41
Deferred tax assets before valuation allowance	4,961	3,312
Valuation allowance	(4,961)	(3,312)
	$-	$-

g.	Reconciliation of income tax expenses:

As the Company and ASM stand-alone net results during the years ended December 31, 2018, 2017 and 2016 are relatively immaterial, the Group’s overall effective tax rate is attributable to Israeli income tax and therefore a reconciliation between the theoretical income tax, assuming corporate tax rates and the actual income tax expenses as reported in the consolidated statements of comprehensive loss is calculated based on the Israeli corporate tax rates and is as follows:

	Year ended December 31,
	2018	2017	2016
	(U.S. dollars in thousands)

Income (loss) before income tax	$(10,189)	$(9,111)	$(6,967)

Israeli corporate income tax rate	23%	24%	25%
Theoretical income tax benefit	(2,343)	(2,187)	(1,742)
Valuation allowance for deferred tax	2,343	2,187	1,109
Tax rates differences	-	-	725
Taxes in respect of previous year	-	-	1,054
Other, net	-	-	(60)
Income tax expense	$-	$-	$1,086

h.	Uncertain tax positions:

The following is a roll-forward of the total amounts of the Group’s unrecognized tax benefits at the beginning and at the end of the years ended December 31, 2018, 2017 and 2016:

	Year ended December 31,
	2018	2017	2016
	(U.S. dollars in thousands)

Balance at beginning of year	$-	$-	$-
Increase as a result of tax position taken in prior period	-	-	1054
Decrease due to settlement with the Israeli tax authorities	-	-	(1054)
Balance at end of year	$-	$-	$-